Other asset	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Other asset
14.	Other asset

Cost
Balance as at November 30, 2020, 2021 and 2022	$19,530

Accumulated amortization

Balance as at November 30, 2020	$12,207
Amortization	4,882

Balance as at November 30, 2021	$17,089
Amortization	2,441

Balance as at November 30, 2022	$19,530

Net carrying amounts
November 30, 2022	$-
November 30, 2021	$2,441

On May 29, 2018, the Company entered into an agreement with EMD Serono, Inc. to settle all outstanding cash payment obligations stemming from a termination and transfer agreement dated December 13, 2013, as amended (the “2013 Termination Agreement”). The remaining contractual obligations under the 2013 Termination Agreement totalled approximately $
28,200
, which was comprised of a $
4,000
 payment due in May 2019 and $
24,200
 in estimated royalties on future sales of
EGRIFTA
®
payable over the subsequent four to five years. The Renegotiated Agreement allowed the Company to make one lump sum payment of $
23,850
 in settlement of the
long-term
obligation o
f $
4,000
and to eliminate all of the royalty payments due on sales of
EGRIFTA
®
in the United States. The payment made in connection with the settlement of the future royalty obligation has been accounted for as “Other asset” on the consolidated statement of financial position and was amortized through “Cost of sales” on the consolidated statement of net loss.